Vessels and other equipment	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
11. Vessels and other equipment

		Dry-
(in thousands of U.S. dollars)	Vessel	docking	Total
Historical cost December 31, 2016	$352,433	3,267	$355,700
Additions (note 3)	354,025	3,400	357,425
Historical cost December 31, 2017	706,458	6,667	713,125
Depreciation for the year	(19,375)	(1,600)	(20,975)
Accumulated depreciation December 31, 2017	(31,484)	(2,600)	(34,084)
Vessels, net December 31, 2017	674,974	4,067	679,041

Historical cost December 31, 2017	706,458	6,667	713,125
Additions	257	—	257
Historical cost December 31, 2018	706,715	6,667	713,382
Depreciation for the year	(19,387)	(1,600)	(20,987)
Accumulated depreciation December 31, 2018	(50,871)	(4,200)	(55,071)
Vessels, net December 31, 2018	$655,844	2,467	$658,311

As of December 31, 2018 and 2017, other equipment consists principally of warehouse, office equipment and computers. Other equipment of $817 and $817 is recorded net of accumulated depreciation of $372 and $213 in the consolidated balance sheet as of December 31, 2018 and 2017, respectively. Depreciation expense for other equipment was $159, $79 and $65 for the years ended December 31, 2018, 2017 and 2016, respectively.